UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                    811-07533

The Lou Holland Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive, Suite 700

Chicago, IL 60606

(Address of principal executive offices)

Monica L. Walker

Holland Capital Management LLC

One North Wacker Drive, Suite 700

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Susan Chamberlain

Holland Capital Management LLC

One North Wacker Drive, Suite 700

Chicago, IL 60606

Registrant's telephone number, including area code: (312) 553-4844

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 – September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The Lou Holland Growth Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.2%
	Auto & Transportation - 5.4%
12,850	Burlington Northern Santa Fe Corp.	$ 1,187,726
13,100	Expeditors International Washington, Inc.	456,403
11,200	United Parcel Service Inc. - Class B	704,368
		2,348,497
	Consumer Discretionary - 9.5%
5,950	Costco Wholesale Corp.	386,334
21,150	International Game Technology	363,357
6,000	Kohl's Corp. *	276,479
8,100	MSC Industrial Direct Co. - Class A	373,166
22,650	Staples Inc.	509,625
9,850	Wal-Mart Stores, Inc.	589,917
25,400	Walt Disney Co.	779,526
27,100	Yum! Brands Inc.	883,731
		4,162,135
	Consumer Staples - 8.1%
7,700	Diageo Plc - ADR	530,222
24,200	PepsiCo, Inc.	1,724,734
18,350	Procter & Gamble Co.	1,278,812
		3,533,768
	Financial Services - 5.8%
12,400	AFLAC Inc.	728,500
14,650	Automatic Data Processing, Inc.	626,288
41,450	TD Ameritrade Holding Corp. *	671,490
8,600	Visa Inc. - Class A	527,954
		2,554,232
	Healthcare - 13.8%
17,600	Covidien Ltd. f	946,176
12,150	CVS Caremark Corp.	408,969
12,600	Genzyme Corp. *	1,019,214
20,550	Hospira Inc. *	785,010
10,900	Laboratory Corporation of America Holdings *	757,550
15,400	McKesson Corp.	828,674
68,600	Schering-Plough Corp.	1,267,042
		6,012,635
	Integrated Oils - 5.4%
12,450	Exxon Mobil Corp.	966,867
19,600	Occidental Petroleum Corp.	1,380,820
		2,347,687
	Materials & Processing - 1.1%
6,550	Praxair Inc.	469,897

	Other -1.8%
19,050	Honeywell International Inc.	791,528

	Other Energy - 10.1%
17,550	BJ Services Co.	335,731
34,700	Halliburton Co.	1,123,933
13,650	Noble Corp. f	599,235
25,400	Southwestern Energy Co. *	775,716
34,100	XTO Energy, Inc.	1,586,332
		4,420,947
	Producer Durables - 7.5%
21,850	American Tower Corp. *	785,944
12,650	Roper Industries Inc.	720,544
33,150	Suntech Power Holdings Co. Ltd. - ADR *	1,189,091
9,700	United Technologies Corp.	582,582
		3,278,161
	Technology - 29.5%
38,800	Adobe Systems Inc. *	1,531,436
7,400	Affiliated Computer Services Inc. - Class A *	374,661
13,350	Apple Inc. *	1,517,361
63,300	Cisco Systems, Inc. *	1,428,048
63,600	Citrix Systems, Inc. *	1,606,536
2,500	Google Inc. - Class A *	1,001,300
52,050	Intel Corp.	974,897
10,500	International Business Machines Corp.	1,228,080
70,750	Microsoft Corp.	1,888,318
17,350	QUALCOMM Inc.	745,530
28,750	Symantec Corp. *	562,925
		12,859,092
	Utilities - 1.2%
13,150	Questar Corp.	538,098

	Total common stocks (cost $40,139,569)	43,316,677

	SHORT TERM INVESTMENTS - 0.8%
	Money Market Fund - 0.8%
354,437	Fidelity Institutional Government Money Market Fund, 2.19% (a)	$ 354,437
	Total short-term investments (cost $354,437)	354,437

	Total investments - 100.0% (cost $40,494,006)	43,671,114
	Other liabilities in excess of other assets - (0.0%)	(8,609)
	TOTAL NET ASSETS - 100%	$ 43,662,505

(a) Dividend yield changes to reflect current market conditions. Rate is the quoted yield as of September 30, 2008.
f Foreign security
* Non-income producing security
ADR - American depository receipt

Investment Valuation

The net asset value of shares of The Lou Holland Growth Fund (the "Fund") is normally calculated as of the close of trading (generally, 4:00 PM Eastern) on the New York Stock Exchange (the "Exchange") on every day the Exchange is open for trading. Stocks traded on an exchange are generally valued on the basis of prices furnished by independent pricing services approved by the Trust's Board of Trustees (the "Board") and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Debt securities are generally valued by independent pricing services approved by, or at the direction of the Board. If the pricing services are unable to provide valuations, the debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Investments in mutual funds are valued at the net asset value per share determined as of the close of the Exchange on the valuation date. Other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.

Market quotations may not be readily available for certain investments. If market quotations are not readily available or if it is determined that a quotation for an investment does not represent market value, then the investment is valued at a fair value as determined in good faith using procedures approved by Holland Capital Management LLC (the “Investment Adviser”) and the Board. Situations that may require a security to be fair valued include instances where a security is thinly traded, halted or restricted to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers , restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters or government actions. Under the procedures adopted by the Board, the Investment Adviser may rely on independent pricing services or other sources to assist in determining the fair value of a security. Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

The value of an investment for purposes of calculating the Fund’s net asset value can differ depending on the source and method used to determine the value. If a security is valued at a fair value, the value may be different from the last quoted market price for the security. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale. As of September 30, 2008, no securities were fair valued.

Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements"

In September 2006, the Financial Accounting Standards Board issued SFAS No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which significant inputs are observable. Observable inputs include closing prices of similar securities in active markets or closing prices of identical or similar securities in non-active markets. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including securities that were valued at a fair value as determined in good faith using procedures adopted by the Board.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's assets as of September 30, 2008 by level as required by SFAS No. 157.

Level 1	$43,671,114
Level 2	-
Level 3	-
Total	$43,671,114

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $40,542,458. Net unrealized appreciation aggregated to $3,128,656, of which $6,637,503 was related to appreciated investment securities and $3,508,847 was related to depreciated investment securities.

For additional information on the Fund's policies regarding valuation of investments and other significant accounting matters, please refer to the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)    Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures are effective and that they provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the "Act")) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibit 3(a) and Exhibit 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LOU HOLLAND TRUST

By:	/s/ Monica L. Walker
Name:	Monica L. Walker
Title:	President and Principal Executive Officer
Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Monica L. Walker
Name:	Monica L. Walker
Title:	President and Principal Executive Officer
Date:	November 24, 2008

By:	/s/ Laura J. Janus
Name:	Laura J. Janus
Title:	Treasurer and Principal Financial Officer
Date:	November 24, 2008

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.